INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ 462,889	$ 464,841
Recognized in net income	(42,419)	(1,722)
Business acquisition	7,929	(2,677)
Recognized in equity and FX	(4,523)	2,447
Deferred tax liability (asset) at end of period	423,876	462,889
Fund contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	487,348	482,696
Recognized in net income	(26,901)	(1,197)
Business acquisition	8,095	4,188
Recognized in equity and FX	(1,517)	1,661
Deferred tax liability (asset) at end of period	467,025	487,348
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	12,904	11,866
Recognized in net income	24,623	1,038
Business acquisition	0	0
Recognized in equity and FX	0	0
Deferred tax liability (asset) at end of period	37,527	12,904
Equity-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(14,400)	(12,950)
Recognized in net income	531	(1,982)
Business acquisition	0	0
Recognized in equity and FX	(2,784)	532
Deferred tax liability (asset) at end of period	(16,653)	(14,400)
Non-capital loss carryforwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(7,341)	(5,116)
Recognized in net income	(1,835)	4,681
Business acquisition	0	(6,906)
Recognized in equity and FX	0	0
Deferred tax liability (asset) at end of period	(9,176)	(7,341)
Provisions and other financial liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(7,611)	(2,690)
Recognized in net income	(4,859)	(4,921)
Business acquisition	0	0
Recognized in equity and FX	0	0
Deferred tax liability (asset) at end of period	(12,470)	(7,611)
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(19,409)	(19,163)
Recognized in net income	(26,523)	(246)
Business acquisition	0	0
Recognized in equity and FX	0	0
Deferred tax liability (asset) at end of period	(45,932)	(19,409)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	11,398	10,198
Recognized in net income	(7,455)	905
Business acquisition	(166)	41
Recognized in equity and FX	(222)	254
Deferred tax liability (asset) at end of period	$ 3,555	$ 11,398